Investments (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Investments	$ 1,860,243	$ 1,514,783	$ 1,412,531
Due to related parties	304,423	518,366
Due from related parties	822,704	51,771	229,855
Accounts receivable, net	3,046,218	3,393,933	2,294,221
Bagtelle Investors [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	31.24%	31.24%	55.56%	0.00%
Current assets	384,074	684,095	68,863
Non-current assets	3,052,363	3,229,291	1,671,901
Current liabilities	(19,114)	(117,017)
Non-current liabilities
Equity	3,417,323	3,796,369	1,740,764
Revenues
Operating income (loss)	143,513	(184,380)	(59,251)
Net income (loss)	140,954	(184,380)	(59,251)
Bagatelle NY [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	5.23%	5.23%	4.00%	0.00%
Current assets	1,855,140	1,165,932	367
Non-current assets	2,326,531	2,702,895	1,296,712
Current liabilities	(983,180)	(1,512,816)	(58,355)
Non-current liabilities	(161,495)	(119,956)
Equity	3,036,997	2,236,055	1,238,724
Revenues	8,747,933	6,089,189
Operating income (loss)	1,283,943	105,420	(303,229)
Net income (loss)	1,207,760	79,416	(303,229)
Bagatelle LA [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	5.23%	5.23%	4.00%	0.00%
Current assets	120,339	107,517	14,756
Non-current assets	534,910	674,312	402,898
Current liabilities	(1,034,039)	(626,338)
Non-current liabilities	(25,317)	(21,732)
Equity	(404,106)	133,759	417,654
Revenues	1,236,199	1,745,057
Operating income (loss)	(518,716)	(995,511)	(354,960)
Net income (loss)	(537,865)	(1,002,842)	(354,960)
One Park [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	10.00%	10.00%	10.00%	10.00%
Current assets	1,166,495	1,673,947	1,927,635	901,604
Non-current assets	1,187,452	1,171,226	1,200,598	37,425
Current liabilities	(364,768)	(567,270)	(1,178,970)	(390,726)
Non-current liabilities				(661,745)
Equity	1,989,179	2,277,903	1,949,263	(113,442)
Revenues	7,242,579	10,911,564	11,935,280	2,310,891
Operating income (loss)	859,245	2,185,157	2,333,777	(413,442)
Net income (loss)	(207,677)	499,847	757,106	(413,442)
Investments	419,000	419,000	419,000
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Due to related parties	225,222		58,355
Due from related parties		(488,805)
Accounts receivable, net	$ 225,222	$ 345,786	$ 300,708